Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation
Our equity award program is the primary vehicle for offering long-term incentives to our executives. We believe that equity awards provide our executives with a strong link to our long-term performance, create an ownership culture and help to align the interests of our executives and our stockholders. To date, we have used grants of stock options and restricted stock units (“RSUs”) for this purpose. The use of options and RSUs also can provide tax and other advantages to our executive officers relative to other forms of equity compensation. We believe that our equity awards are an important retention tool for our executive officers, as well as for our other employees.
We award stock options and RSUs broadly to our employees, including to our non-executive employees. Grants to our executives are made at the discretion of our compensation committee and our Board of Directors and are not made at any specific time period during a year. Our compensation committee and our Board of Directors consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing and terms of options and RSUs and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	We award stock options and RSUs broadly to our employees, including to our non-executive employees. Grants to our executives are made at the discretion of our compensation committee and our Board of Directors and are not made at any specific time period during a year.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our compensation committee and our Board of Directors consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing and terms of options and RSUs and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false